VARIABLE INTEREST ENTITY - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
VARIABLE INTEREST ENTITY
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	0.20%	0.60%	0.90%
VIEs account on total assets	3.00%	3.70%
VIEs account on total liabilities	51.80%	47.80%